UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                               (212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	3/31/09

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
TargetHorizon ETF Portfolios, Inc.

TargETFund Core
TargETFund 2015
TargETFund 2025
TargETFund 2035
TargETFund 2045

Mid-Year Report
March 31, 2009

Asset Allocation Strategies

Seeking to Manage Risk

Over Time

To The Shareholders

Dear Fellow Shareholders,

We are very pleased to announce that, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by RiverSource Investments, LLC on November 7, 2008, your Funds joined the RiverSource family of funds. Seligman’s long heritage of investing and exceptional wealth of experience is a valuable addition to RiverSource Funds. Seligman joins RiverSource and Threadneedle in the comprehensive family of mutual funds we offer investors.

We also welcome John Maher and Leroy Richie, who have served on your Series’ Board since 2006 and 2000, respectively, to the RiverSource Funds’ Board of Directors. The acquisition of Seligman by RiverSource Investments creates several new opportunities for us all, including access to talented portfolio managers and competitive mutual fund solutions to help you reach your investment goals.

A Look Back

2008 was an unprecedented year in many ways. Investors watched the precipitous decline in all the major U.S. and international equity indexes as concerns about the economy gave way to fear and selling of securities. In response to substantial losses in the markets and weakening economic indicators, the government stepped in swiftly and aggressively to encourage liquidity and credit availability in an attempt to make credit markets function. By the end of the calendar year, these actions still needed time to gain traction in the markets.

During a severe economic environment like the one we are experiencing, it is essential that investors try not to let short-term losses in the market distract from a long-term investment plan. Such discipline may be easier said than done in the presence of negative news in the media. However, the financial choices you make today — practicing patience or locking in losses — influence your portfolio’s performance.

Getting Back on Track

Whether you look at the glass half empty or half full, every broad based market decline creates investment opportunities. The financial markets are expected to recover, although it is impossible to know when. In the meantime, make sure your portfolio is positioned to benefit from the next sources of growth.

Market recoveries often occur before the reported end of a recession. If you wait for validation of economic recovery before reinvesting in the markets, you may well miss out on market returns associated with the economic rebound.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT.

To The Shareholders

Recession	Bear market ended	Time elapsed between bear market and recession end dates	Returns missed*

August 1929 – March 1933	June 1932	9 months	39.21%

August 1957 – April 1958	December 1957	4 months	9.94%

December 1969 – November 1970	June 1970	5 months	21.81%

November 1973 – March 1975	September 1974	6 months	34.47%

July 1981 – November 1982	July 1982	4 months	31.72%

July 1990 – March 1991	October 1990	5 months	25.33%

* S&P 500® Index total returns for the number of months between the recession and bear market end dates.

Be sure your portfolio is on track today. Talk with your financial professional about opportunities that have been created in the markets and take advantage of our solutions and strategies that can help position portfolios for the next market recovery cycle. We hope you are as excited by these opportunities as we are. We thank you for your support and look forward to helping you reach your investment goals.

Stephen R. Lewis, Jr.	Patrick T. Bannigan
Chairman of the Boards	President, RiverSource Funds

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, call (888) 791-3380. Read the prospectus carefully before investing.

Asset allocation, diversification, and dollar cost averaging do not assure a profit or protect against loss and past performance is no guarantee of future results.

Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged list of common stocks and is frequently used as a general measure of U.S. market performance.

On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”) completed its acquisition of J. & W. Seligman & Co. Incorporated. In addition, at a special meeting held during the fourth quarter of 2008, the stockholders of each Fund approved a new investment management services agreement between each Fund and RiverSource Investments. With the completion of the acquisition and the approval of these new agreements by the Funds’ stockholders, RiverSource Investments is the new investment manager of the Funds with effect from November 7, 2008.

RiverSource®, Seligman®, and Threadneedle® mutual funds are part of the RiverSource family of funds, and are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. Threadneedle mutual funds are subadvised by Threadneedle International Limited. RiverSource and Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT.

[This Page Intentionally Left Blank]

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds (except for Class I shares) as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Since the Funds’ inceptions, the investment manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2015. Similar fee waiver/reimbursement arrangements were in effect since the Funds’ inceptions. The Manager also has voluntarily reimbursed certain additional class-specific expenses of TargETFund 2035 and TargETFund 2045 from time-to-time in order to maintain the same net asset values per share for the corresponding share classes of those funds. Effective November 1, 2007, the Manager has discontinued making such reimbursements. Absent such management fee waivers/expense reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class C and Class R shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectuses or statement of additional information.

1

Performance and Portfolio Overview

Investment Results

TargETFund Core

Total Returns
For Periods Ended March 31, 2009

		Average Annual

	Six Months†	One Year	Since Inception 10/3/05*

Class A

With Sales Charge	(28.63)%	(34.92)%	(8.66)%

Without Sales Charge	(24.32)	(30.95)	(7.08)

Class C

With 1% CDSC	(25.21)	(32.02)	n/a

Without CDSC	(24.47)	(31.35)	(7.70)

Class I	(24.20)	(30.71)	(6.77)

Class R

With 1% CDSC	(25.07)	(31.73)	n/a

Without CDSC	(24.32)	(31.06)	(7.30)

Benchmarks***

Dow Jones Target Today Index	(2.06)	(6.50)	2.22

Lipper Fund of Funds Unaffiliated Average	(24.11)	(31.97)	(7.42)

Lipper Mixed-Asset Target Allocation Moderate Funds Average	(18.11)	(25.55)	(5.01)

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$5.06	$6.79	$7.55

Class C	5.07	6.79	7.55

Class I	5.06	6.79	7.55

Class R	5.06	6.78	7.54

Portfolio Allocation to Exchange-Traded Funds

	Percent of Total

	3/31/09	9/30/08

Fixed-Income Funds	34.6	35.9

US Large-Cap Funds	32.6	32.1

International Large-Cap Funds	10.3	9.7

REIT Funds	9.9	10.3

US Mid-Cap Funds	7.6	7.2

US Large- and Mid-Cap Funds	5.0	4.8

Total	100.0	100.0

See footnotes on page 7.

2

Performance and Portfolio Overview

Investment Results

TargETFund 2015

Total Returns
For Periods Ended March 31, 2009

		Average Annual

	Six Months†	One Year	Since Inception 10/3/05*

Class A

With Sales Charge	(34.77)%	(41.18)%	(10.76)%

Without Sales Charge	(30.82)	(37.59)	(9.23)

Class C

With 1% CDSC	(31.87)	(38.76)	n/a

Without CDSC	(31.19)	(38.15)	(9.83)

Class I	(30.78)	(37.42)	(8.94)

Class R

With 1% CDSC	(31.64)	(38.35)	n/a

Without CDSC	(30.96)	(37.73)	(9.41)

Benchmarks***

Dow Jones Target 2015 Index	(11.52)	(18.61)	(1.40)

Lipper Fund of Funds Unaffiliated Average	(24.11)	(31.97)	(7.42)

Lipper Mixed-Asset Target 2015 Funds Average	(20.80)	(28.16)	(4.47)

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$4.82	$7.10	$7.87

Class C	4.75	7.02	7.81

Class I	4.86	7.16	7.92

Class R	4.80	7.08	7.85

Portfolio Allocation to Exchange-Traded Funds

		Percent of Total

		3/31/09	9/30/08

US Large-Cap Funds		24.6	23.7

US Mid-Cap Funds		18.9	19.3

Fixed-Income Funds		18.4	17.9

International Large-Cap Funds		10.1	9.8

REIT Funds		10.0	10.3

US Small-Cap Funds		9.8	10.6

Emerging Markets Funds		3.3	3.5

International Small-Cap Funds		3.3	3.4

US Large- and Mid-Cap Funds		1.6	1.5

Total		100.0	100.0

See footnotes on page 7.

3

Performance and Portfolio Overview

Investment Results

TargETFund 2025

Total Returns
For Periods Ended March 31, 2009

		Average Annual

	Six Months†	One Year	Since Inception 10/3/05*

Class A

With Sales Charge	(36.65)%	(43.96)%	(11.57)%

Without Sales Charge	(32.74)	(40.57)	(10.05)

Class C

With 1% CDSC	(33.54)	(41.61)	n/a

Without CDSC	(32.88)	(41.03)	(10.63)

Class I	(32.49)	(40.31)	(9.76)

Class R

With 1% CDSC	(33.50)	(41.35)	n/a

Without CDSC	(32.84)	(40.76)	(10.24)

Benchmarks***

Dow Jones Target 2025 Index	(20.36)	(28.56)	(4.46)

Lipper Fund of Funds Unaffiliated Average	(24.11)	(31.97)	(7.42)

Lipper Mixed-Asset Target 2025 Funds Average	(25.85)	(34.70)	(7.95)

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$4.74	$7.14	$8.08

Class C	4.66	7.02	7.99

Class I	4.78	7.18	8.12

Class R	4.71	7.10	8.05

Portfolio Allocation to Exchange-Traded Funds

		Percent of Total

		3/31/09	9/30/08

US Mid-Cap Funds		25.1	24.5

US Small-Cap Funds		21.5	22.4

US Large-Cap Funds		18.5	18.3

International Large-Cap Funds		10.1	9.7

International Small-Cap Funds		8.3	8.4

Emerging Markets Funds		8.3	8.4

Fixed-Income Funds		4.8	5.2

REIT Funds		3.4	3.1

Total		100.0	100.0

See footnotes on page 7.

4

Performance and Portfolio Overview

Investment Results

TargETFund 2035

Total Returns
For Periods Ended March 31, 2009

		Average Annual

	Six Months†	One Year	Since Inception 10/2/06**

Class A

With Sales Charge	(35.68)%	(43.73)%	(18.41)%

Without Sales Charge	(31.79)	(40.29)	(16.47)

Class C

With 1% CDSC	(32.76)	(41.34)	n/a

Without CDSC	(32.10)	(40.77)	(17.08)

Class I	(31.64)	(39.99)	(16.26)

Class R

With 1% CDSC	(32.53)	(40.95)	n/a

Without CDSC	(31.87)	(40.37)	(16.61)

Benchmarks***

Dow Jones Target 2035 Index	(26.83)	(35.65)	(13.65)

Lipper Fund of Funds Unaffiliated Average	(24.11)	(31.97)	(13.31)

Lipper Mixed-Asset Target 2035 Funds Average	(28.20)	(37.25)	(15.45)

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$4.92	$7.45	$8.51

Class C	4.86	7.38	8.46

Class I	4.94	7.47	8.51

Class R	4.91	7.44	8.50

Portfolio Allocation to Exchange-Traded Funds

	Percent of Total

	3/31/09	9/30/08

US Mid-Cap Funds	25.0	24.7

US Small-Cap Funds	24.9	25.2

US Large-Cap Funds	15.0	14.9

International Small-Cap Funds	10.1	9.8

Emerging Markets Funds	10.1	10.2

International Large-Cap Funds	10.0	9.9

Fixed-Income Funds	4.9	5.3

Total	100.0	100.0

See footnotes on page 7.

5

Performance and Portfolio Overview

Investment Results

TargETFund 2045

Total Returns
For Periods Ended March 31, 2009

		Average Annual

	Six Months†	One Year	Since Inception 10/2/06**

Class A

With Sales Charge	(35.93)%	(43.87)%	(18.47)%

Without Sales Charge	(31.98)	(40.44)	(16.53)

Class C

With 1% CDSC	(32.95)	(41.50)	n/a

Without CDSC	(32.29)	(40.93)	(17.13)

Class I	(31.83)	(40.23)	(16.33)

Class R

With 1% CDSC	(32.72)	(41.17)	n/a

Without CDSC	(32.07)	(40.60)	(16.67)

Benchmarks***

Dow Jones Target 2045 Index	(28.54)	(37.50)	(14.77)

Lipper Fund of Funds Unaffiliated Average	(24.11)	(31.97)	(13.31)

Lipper Mixed-Asset Target 2045 Funds Average	(29.08)	(38.31)	(16.38)

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$4.90	$7.46	$8.52

Class C	4.84	7.39	8.47

Class I	4.92	7.48	8.53

Class R	4.89	7.45	8.52

Portfolio Allocation to Exchange-Traded Funds

	Percent of Total

	3/31/09	9/30/08

US Small-Cap Funds	25.0	25.4

US Mid-Cap Funds	24.8	24.5

US Large-Cap Funds	14.8	14.9

International Large-Cap Funds	10.3	10.0

Emerging Markets Funds	10.1	10.1

International Small-Cap Funds	10.1	9.9

Fixed-Income Funds	4.9	5.2

Total	100.0	100.0

See footnotes on page 7.

6

Performance and Portfolio Overview

†	Returns for periods of less than one year are not annualized.
*	Returns are from opening of business on October 3, 2005.
**	Returns are from the opening of business on October 2, 2006.
***

The Dow Jones Target Date Indices and the Lipper Fund of Funds Unaffiliated Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Mixed-Asset Target 2015 Funds Average, the Lipper Mixed-Asset Target 2025 Funds Average, the Lipper Mixed-Asset Target 2035 Funds Average and the Lipper Mixed-Asset Target 2045 Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Target Date Indices do not reflect any taxes, fees, or sales charges. The Dow Jones Target Date Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time (the Dow Jones Target Today Index aims to hold a low-risk portfolio of securities). Each index within the Dow Jones Target Date Indices allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within each Dow Jones Target Date Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of April 1, 2009, the subindex allocation of each index represented: Dow Jones Target Today Index: 15.0% equity, 80.0% fixed income, and 5.0% cash; Dow Jones Target 2015 Index: 36.2% equity, 59.8% fixed income, and 4.0% cash; Dow Jones Target 2025 Index: 61.4% equity, 34.6% fixed income, and 4.0% cash; Dow Jones Target 2035 Index: 83.0% equity, 13.0% fixed income, and 4.0% cash; and Dow Jones Target 2045 Index: 89.4% equity, 6.7% fixed income and 3.9% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40–60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target 2015 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011, to December 31, 2015. The Lipper Mixed-Asset Target 2025 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021, to December 31, 2025. The Lipper Mixed-Asset Target 2035 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031, to December 31, 2035. The Lipper Mixed-Asset Target 2045 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041, to December 31, 2045. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

7

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight the ongoing Fund expenses only and do not reflect the operating expenses of the exchange-traded funds (“ETFs”) in which a Fund invests (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing Fund expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETF expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2008 and held for the entire six-month period ended March 31, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 10/1/08	Annualized Expense Ratio*	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**

TargETFund Core

Class A	$1,000.00	0.97%	$756.80	$4.29	$1,020.04	$4.94

Class C	1,000.00	1.73	755.30	7.57	1,016.31	8.70

Class I	1,000.00	0.61	758.00	2.67	1,021.89	3.07

Class R	1,000.00	1.23	756.80	5.39	1,018.80	6.19

See footnotes on page 9.	(Continued on page 9.)

8

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical

	Beginning Account Value 10/1/08	Annualized Expense Ratio*	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**

TargETFund 2015

Class A	$1,000.00	0.98%	$691.80	$4.13	$1,020.04	$4.94

Class C	1,000.00	1.73	688.10	7.28	1,016.31	8.70

Class I	1,000.00	0.61	692.20	2.57	1,021.89	3.07

Class R	1,000.00	1.23	690.40	5.18	1,018.80	6.19

TargETFund 2025

Class A	$1,000.00	0.98%	$672.60	$4.09	$1,020.04	$4.94

Class C	1,000.00	1.73	671.20	7.21	1,016.31	8.70

Class I	1,000.00	0.61	675.10	2.55	1,021.89	3.07

Class R	1,000.00	1.23	671.60	5.13	1,018.80	6.19

TargETFund 2035

Class A	$1,000.00	0.98%	$682.10	$4.11	$1,020.04	$4.94

Class C	1,000.00	1.73	679.00	7.24	1,016.31	8.70

Class I	1,000.00	0.61	683.60	2.56	1,021.89	3.07

Class R	1,000.00	1.23	681.30	5.16	1,018.80	6.19

TargETFund 2045

Class A	$1,000.00	0.98%	$680.20	$4.11	$1,020.04	$4.94

Class C	1,000.00	1.71	677.10	7.15	1,016.40	8.60

Class I	1,000.00	0.61	681.70	2.56	1,021.89	3.07

Class R	1,000.00	1.23	679.30	5.15	1,018.80	6.19

*

Expenses of Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs which, as of March 31, 2009, were 0.17%, 0.20%, 0.24%, 0,25% and 0,25% per annum for TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045, respectively. Through at least January 31, 2015, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Absent such waiver/expense reimbursements, the expense ratios and expenses paid by a shareholder for the period would have been higher.

**

Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period October 1, 2008 to March 31, 2009, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

9

Portfolios of Investments (unaudited)
March 31, 2009

TargETFund Core

	Shares	Value

Exchange-Traded Funds 99.6%

Fixed-Income Funds 34.5%

iShares Barclays US Treasury Inflation Protected Securities Fund	73,979	$7,601,342

Vanguard Total Bond Market ETF Fund	125,100	9,651,465

		17,252,807

US Large-Cap Fund 32.5%

SPDR Trust Series 1	204,400	16,237,536

International Large-Cap Fund 10.2%

Vanguard Europe Pacific ETF Fund	222,100	5,110,521

REIT Fund 9.9%

Dow Jones Wilshire REIT Fund	186,900	4,932,291

US Mid-Cap Fund 7.5%

iShares Russell Midcap Index Fund	69,764	3,767,954

US Large- and Mid-Cap Fund 5.0%

iShares Dow Jones Select Dividend Index Fund	79,581	2,498,843

Total Exchange-Traded Funds (Cost $75,433,101)		49,799,952

Money Market Fund 0.2%

SSgA U.S. Treasury Money Market Fund (Cost $117,400)	117,400	117,400

Total Investments (Cost $75,550,501) 99.8%		49,917,352

Other Assets Less Liabilities 0.2%		102,078

Net Assets 100.0%		$50,019,430

See footnote on page 14.

10

Portfolios of Investments (unaudited)
March 31, 2009

TargETFund 2015

	Shares	Value
Exchange-Traded Funds 100.1%

US Large-Cap Funds 24.6%

iShares S&P 500 Index Fund	65,700	$5,231,034

SPDR Trust Series 1	2,200	174,768

		5,405,802

US Mid-Cap Fund 19.0%

iShares Russell Midcap Index Fund	76,949	4,156,016

Fixed-Income Funds 18.4%

iShares Barclays US Treasury Inflation Protected Securities Fund	11,100	1,140,525

Vanguard Total Bond Market ETF Fund	37,550	2,896,983

		4,037,508

International Large-Cap Funds 10.1%

iShares MSCI EAFE Index Fund	56,200	2,112,558

Vanguard Europe Pacific ETF Fund	4,000	92,040

		2,204,598

REIT Fund 10.0%

Dow Jones Wilshire REIT Fund	83,400	2,200,926

US Small-Cap Fund 9.8%

iShares Russell 2000 Index Fund	51,242	2,149,089

Emerging Markets Fund 3.3%

Vanguard Emerging Markets ETF Fund	31,000	731,600

International Small-Cap Fund 3.3%

WisdomTree International SmallCap Dividend Fund	24,600	721,518

US Large- and Mid-Cap Fund 1.6%

iShares Dow Jones Select Dividend Index Fund	11,400	357,960

Total Exchange-Traded Funds (Cost $39,064,214)		21,965,017

Money Market Fund 0.2%

SSgA U.S. Treasury Money Market Fund (Cost $53,455)	53,455	53,455

Total Investments (Cost $34,895,852) 100.3%		22,018,472

Other Assets Less Liabilities (0.3)%		(64,746)

Net Assets 100.0%		$21,953,726

See footnote on page 14.

11

Portfolios of Investments (unaudited)
March 31, 2009

TargETFund 2025

	Shares	Value
Exchange-Traded Funds 100.1%

US Mid-Cap Fund 25.1%

iShares Russell Midcap Index Fund	112,501	$6,076,179

US Small-Cap Fund 21.5%

iShares Russell 2000 Index Fund	124,021	5,201,441

US Large-Cap Funds 18.5%

iShares S&P 500 Index Fund	52,200	4,156,164

SPDR Trust Series 1	4,200	333,648

		4,489,812

International Large-Cap Funds 10.2%

iShares MSCI EAFE Index Fund	63,000	2,368,170

Vanguard Europe Pacific ETF Fund	4,000	92,040

		2,460,210

International Small-Cap Fund 8.3%

WisdomTree International SmallCap Dividend Fund	68,800	2,017,904

Emerging Markets Fund 8.3%

Vanguard Emerging Markets ETF Fund	85,200	2,010,720

Fixed-Income Fund 4.8%

Vanguard Total Bond Market ETF Fund	15,100	1,164,965

REIT Fund 3.4%

Dow Jones Wilshire REIT Fund	31,600	833,924

Total Exchange-Traded Funds (Cost $41,211,203)		24,255,155

Money Market Fund 0.6%

SSgA U.S. Treasury Money Market Fund (Cost $141,607)	141,607	141,607

Total Investments (Cost $41,352,810) 100.7%		24,396,762

Other Assets Less Liabilities (0.7)%		(158,560)

Net Assets 100.0%		$24,238,202

See footnote on page 14.

12

Portfolios of Investments (unaudited)
March 31, 2009

TargETFund 2035

	Shares	Value
Exchange-Traded Funds 100.9%

US Mid-Cap Fund 25.2%

iShares Russell Midcap Index Fund	30,000	$1,620,300

US Small-Cap Fund 25.1%

iShares Russell 2000 Index Fund	38,445	1,612,383

US Large-Cap Fund 15.2%

SPDR Trust Series 1	12,245	972,743

International Small-Cap Fund 10.2%

WisdomTree International SmallCap Dividend Fund	22,240	652,299

Emerging Markets Fund 10.2%

Vanguard Emerging Markets ETF Fund	27,600	651,360

International Large-Cap Fund 10.1%

Vanguard Europe Pacific ETF Fund	28,300	651,183

Fixed-Income Fund 4.9%

Vanguard Total Bond Market ETF Fund	4,100	316,316

Total Exchange-Traded Funds (Cost $10,318,314)		6,476,584

Money Market Fund 0.5%

SSgA U.S. Treasury Money Market Fund (Cost $34,588)	34,588	34,588

Total Investments (Cost $10,352,902) 101.4%		6,511,172

Other Assets Less Liabilities (1.4)%		(90,042)

Net Assets 100.0%		$6,421,130

See footnote on page 14.

13

Portfolios of Investments (unaudited)
 March 31, 2009

TargETFund 2045

	Shares	Value
Exchange-Traded Funds 102.2%

US Small-Cap Fund 25.5%

iShares Russell 2000 Index Fund	21,390	$897,096

US Mid-Cap Fund 25.4%

iShares Russell Midcap Index Fund	16,495	890,895

US Large-Cap Fund 15.1%

SPDR Trust Series 1	6,690	531,454

International Large-Cap Fund 10.5%

Vanguard Europe Pacific ETF Fund	15,975	367,585

Emerging Markets Fund 10.4%

Vanguard Emerging Markets ETF Fund	15,400	363,440

International Small-Cap Fund 10.3%

WisdomTree International SmallCap Dividend Fund	12,385	363,252

Fixed-Income Fund 5.0%

Vanguard Total Bond Market ETF Fund	2,300	177,445

Total Investments (Cost $5,662,601) 102.2%		3,591,167

Other Assets Less Liabilities (2.2)%		(75,809)

Net Assets 100.0%		$3,515,358

See Notes to Financial Statements.

14

Statements of Assets and Liabilities (unaudited)
March 31, 2009

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Assets:

Investments, at value:

Exchange-traded funds	$49,799,952	$21,965,017	$24,255,155	$6,476,584	$3,591,167

Money market fund	117,400	53,455	141,607	34,588	—

Total investments*	49,917,352	22,018,472	24,396,762	6,511,172	3,591,167

Receivable for securities sold	347,244	354,369	83,740	—	12,561

Dividend receivable	208,360	39,080	15,534	6,706	3,531

Receivable for Capital Stock sold	52,787	10,437	29,362	12,073	18,566

Receivable from the Manager (Note 4a)	21,694	10,418	10,980	8,367	6,803

Expenses prepaid to shareholder service agent	2,639	1,184	1,387	305	203

Other	11,194	8,534	8,601	6,889	6,709

Total Assets	50,561,270	22,442,494	24,546,366	6,545,512	3,639,540

Liabilities:

Payable for Capital Stock repurchased	253,876	76,831	102,326	—	32,440

Payable for securities purchased	177,677	357,961	150,573	99,887	63,438

Distribution and service (12b-1) fees payable	28,921	11,269	11,454	2,423	1,217

Management fee payable	20,768	9,001	9,734	2,510	1,443

Bank overdraft	—	—	—	—	7,901

Accrued expenses and other	60,598	33,706	34,077	19,562	17,743

Total Liabilities	541,840	488,768	308,164	124,382	124,182

Net Assets	$50,019,430	$21,953,726	$24,238,202	$6,421,130	$3,515,358

Composition of Net Assets:

Capital Stock, at par ($0.001 par value; 600,000,000 shares authorized for each Fund):

Class A	$3,282	$2,169	$2,533	$766	$459

Class C	5,062	2,119	2,075	328	117

Class I	24	32	83	15	16

Class R	1,509	268	463	201	128

Additional paid-in capital	79,025,847	38,032,978	42,826,447	10,758,209	6,282,348

Undistributed/(dividends in excess of) net investment income	(2,267)	85,081	50,334	11,872	7,401

Accumulated net realized loss	(3,380,878)	(3,291,541)	(1,687,685)	(508,531)	(703,677)

Net unrealized depreciation of investments	(25,633,149)	(12,877,380)	(16,956,048)	(3,841,730)	(2,071,434)

Net Assets	$50,019,430	$21,953,726	$24,238,202	$6,421,130	$3,515,358

See footnotes on page 16.	(Continued on page 16.)

15

Statements of Assets and Liabilities (unaudited) (continued)
March 31, 2009

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Net Assets:

Class A	$16,616,252	$10,448,487	$12,002,245	$3,767,951	$2,249,531

Class C	25,644,299	10,064,548	9,659,135	1,592,845	566,614

Class I	123,529	156,321	396,025	72,019	77,903

Class R	7,635,350	1,284,370	2,180,797	988,315	621,310

Shares of Capital Stock Outstanding:

Class A	3,281,606	2,169,770	2,533,004	766,191	459,434

Class C	5,062,024	2,118,927	2,074,876	327,788	117,011

Class I	24,407	32,197	82,936	14,582	15,835

Class R	1,508,748	267,795	463,164	201,364	127,118

Net Asset Value Per Share:

Class A	$5.06	$4.82	$4.74	$4.92	$4.90

Class C	$5.07	$4.75	$4.66	$4.86	$4.84

Class I	$5.06	$4.86	$4.78	$4.94	$4.92

Class R	$5.06	$4.80	$4.71	$4.91	$4.89

* Cost of total investments:	$75,550,501	$34,895,852	$41,352,810	$10,352,902	$5,662,601

See Notes to Financial Statements.

16

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2009

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045
Investment Income:

Dividends	$1,121,306	$471,478	$549,804	$150,703	$91,855

Expenses:*

Distribution and service (12b-1) fees	193,627	76,591	75,081	14,036	7,416

Management fees	143,214	63,184	65,871	15,319	9,382

Shareholder account services	121,998	54,635	62,771	14,948	9,340

Registration	32,225	26,482	27,320	23,385	22,987

Auditing and legal fees	20,844	11,828	12,042	6,522	5,872

Custody and related services	16,116	6,259	6,410	2,153	1,637

Shareholder reports and communications	11,891	6,514	6,630	3,048	2,635

Directors’ fees and expenses	2,354	957	1,012	125	24

Miscellaneous	4,033	2,746	2,797	1,856	1,788

Total Expenses Before Reimbursement	546,302	249,196	259,934	81,392	61,081

Reimbursement of expenses (Note 4a)	(142,900)	(80,560)	(89,150)	(44,973)	(40,044)

Total Expenses After Reimbursement	403,402	168,636	170,784	36,419	21,037

Net Investment Income	717,904	302,842	379,020	114,284	70,818

Net Realized and Unrealized Loss on Investments:

Net realized loss on investments	(2,516,990)	(1,829,465)	(1,363,539)	(374,908)	(541,960)

Net change in unrealized depreciation of investments	(16,685,316)	(9,497,228)	(11,303,323)	(2,209,941)	(1,097,266)

Net Loss on Investments	(19,202,306)	(11,326,693)	(12,666,862)	(2,584,849)	(1,639,226)

Decrease in Net Assets from Operations	$(18,484,402)	$(11,023,851)	$(12,287,842)	$(2,470,565)	$(1,568,408)

*	Expenses do not include the fees and expenses of the Underlying ETFs in which the Funds invest. The Funds indirectly bear such expenses through their ownership of Underlying ETFs.

See Notes to Financial Statements.

17

Statements of Changes in Net Assets (unaudited)

	TargETFund Core		TargETFund 2015

	Six Months Ended 3/31/09	Year Ended 9/30/08	Six Months Ended 3/31/09	Year Ended 9/30/08

Operations:

Net investment income	$717,904	$2,102,877	$302,842	$520,258

Net realized loss on investments	(2,516,990)	(828,430)	(1,829,465)	(1,400,365)

Capital gain distributions received from Underlying ETFs	—	8,229	—	5,276

Net change in unrealized appreciation/depreciation of investments	(16,685,316)	(15,303,345)	(9,497,228)	(7,736,596)

Decrease in Net Assets from Operations	(18,484,402)	(14,020,669)	(11,023,851)	(8,611,427)

Distributions to Shareholders:

Net investment income:

Class A	(284,983)	(842,004)	(221,460)	(206,034)

Class C	(342,053)	(696,935)	(197,341)	(133,312)

Class D	—	(267,547)	—	(71,896)

Class I	(5,401)	(23,411)	(6,566)	(11,090)

Class R	(110,660)	(247,161)	(26,906)	(13,132)

Total	(743,097)	(2,077,058)	(452,273)	(435,464)

Dividends in excess of net investment income:

Class A	(869)	—	—	—

Class C	(1,044)	—	—	—

Class I	(16)	—	—	—

Class R	(338)	—	—	—

Total	(2,267)	—	—	—

Net realized gain on investments and capital gain distributions:

Class A	—	(33,451)	(4,474)	(147,807)

Class C	—	(24,205)	(4,537)	(115,771)

Class D	—	(28,837)	—	(62,437)

Class I	—	(915)	(126)	(7,247)

Class R	—	(9,338)	(566)	(9,738)

Total	—	(96,746)	(9,703)	(343,000)

Decrease in Net Assets From Distributions	(745,364)	(2,173,804)	(461,976)	(778,464)

Capital Share Transactions:

Net proceeds from sales of shares	5,552,274	32,546,510	3,052,182	11,077,776

Exchanged from associated funds	974,060	2,620,680	654,178	532,788

Investment of distributions	682,801	1,976,205	446,031	731,814

Total	7,209,135	37,143,395	4,152,391	12,342,378

Cost of shares repurchased	(14,201,090)	(36,204,412)	(5,382,010)	(11,431,908)

Exchanged into associated funds	(1,590,561)	(2,757,290)	(1,185,880)	(1,795,390)

Total	(15,791,651)	(38,961,702)	(6,567,890)	(13,227,298)

Decrease in Net Assets from Capital Share Transactions	(8,582,516)	(1,818,307)	(2,415,499)	(884,920)

Decrease in Net Assets	(27,812,282)	(18,012,780)	(13,901,326)	(10,274,811)

Net Assets:

Beginning of period	77,831,712	95,844,492	35,855,052	46,129,863

End of Period*	$50,019,430	$77,831,712	$21,953,726	$35,855,052

* Including undistributed/(net of dividends in excess of) net investment income as follows:	$(2,267)	$25,193	$85,081	$234,512

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	TargETFund 2025		TargETFund 2035

	Six Months Ended 3/31/09	Year Ended 9/30/08	Six Months Ended 3/31/09	Year Ended 9/30/08

Operations:

Net investment income	$379,020	$216,853	$114,284	$30,494

Net realized loss on investments	(1,363,539)	(291,630)	(374,908)	(32,160)

Capital gain distributions received from Underlying ETFs	—	3,778	—	452

Net change in unrealized appreciation/depreciation of investments	(11,303,323)	(10,372,359)	(2,209,941)	(1,734,475)

Decrease in Net Assets from Operations	(12,287,842)	(10,443,358)	(2,470,565)	(1,735,689)

Distributions to Shareholders:

Net investment income:

Class A	(170,427)	(108,262)	(58,346)	(27,161)

Class C	(122,448)	(52,985)	(22,455)	(9,035)

Class D	—	(40,284)	—	(3,844)

Class I	(12,360)	(10,668)	(3,018)	(3,526)

Class R	(22,624)	(8,282)	(18,022)	(2,819)

Total	(327,859)	(220,481)	(101,841)	(46,385)

Dividends in excess of net investment income:

Class A	—	—	—	(1,276)

Class C	—	—	—	(424)

Class D	—	—	—	(181)

Class I	—	—	—	(165)

Class R	—	—	—	(132)

Total	—	—	—	(2,178)

Net realized gain on investments and capital gain distributions:

Class A	—	(109,781)	(55,104)	—

Class C	—	(75,504)	(24,161)	—

Class D	—	(57,392)	—	—

Class I	—	(9,671)	(2,700)	—

Class R	—	(8,849)	(17,608)	—

Total	—	(261,197)	(99,573)	—

Return of capital:

Class A	—	(18,704)	—	—

Class C	—	(9,790)	—	—

Class D	—	(7,456)	—	—

Class I	—	(1,806)	—	—

Class R	—	(1,443)	—	—

Total	—	(39,199)	—	—

Decrease in Net Assets From Distributions	(327,859)	(520,877)	(201,414)	(48,563)

See Notes to Financial Statements.	(Continued on page 20.)

19

Statements of Changes in Net Assets (unaudited) (continued)

	TargETFund 2025		TargETFund 2035

	Six Months Ended 3/31/09	Year Ended 9/30/08	Six Months Ended 3/31/09	Year Ended 9/30/08

Capital Share Transactions:

Net proceeds from sales of shares	3,902,132	16,289,523	2,436,371	6,044,255

Exchanged from associated funds	681,309	1,969,608	608,089	454,809

Investment of distributions	316,773	491,928	197,762	46,778

Total	4,900,214	18,751,059	3,242,222	6,545,842

Cost of shares repurchased	(4,534,951)	(9,780,652)	(1,170,130)	(1,127,971)

Exchanged into associated funds	(881,085)	(1,694,113)	(215,877)	(455,488)

Total	(5,416,036)	(11,474,765)	(1,386,007)	(1,583,459)

Increase (Decrease) in Net Assets from Capital Share Transactions	(515,822)	7,276,294	1,856,215	4,962,383

Increase (Decrease) in Net Assets	(13,131,523)	(3,687,941)	(815,764)	3,178,131

Net Assets:

Beginning of period	37,369,725	41,057,666	7,236,894	4,058,763

End of Period*	$24,238,202	$37,369,725	$6,421,130	$7,236,894

*	Including undistributed/accumulated net investment income (loss) as follows:	$50,334	$(827)	$11,872	$(571)
See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	TargETFund 2045

	Six Months Ended 3/31/09	Year Ended 9/30/08

Operations:

Net investment income	$70,818	$27,033

Net realized loss on investments	(541,960)	(91,625)

Capital gain distributions received from Underlying ETFs	—	332

Net change in unrealized appreciation/depreciation of investments	(1,097,266)	(1,060,080)

Decrease in Net Assets from Operations	(1,568,408)	(1,124,340)

Distributions to Shareholders:

Net investment income:

Class A	(38,641)	(16,640)

Class C	(8,810)	(2,588)

Class D	—	(4,696)

Class I	(4,537)	(5,166)

Class R	(10,963)	(3,025)

Total	(62,951)	(32,115)

Dividends in excess of net investment income:

Class A	—	(413)

Class C	—	(65)

Class D	—	(117)

Class I	—	(128)

Class R	—	(75)

Total	—	(798)

Net realized gain on investments and capital gain distributions:

Class A	(42,076)	(1,993)

Class C	(10,929)	(379)

Class D	—	(688)

Class I	(4,680)	(574)

Class R	(12,348)	(388)

Total	(70,033)	(4,022)

Decrease in Net Assets From Distributions	(132,984)	(36,935)

Capital Share Transactions:

Net proceeds from sales of shares	1,288,619	5,087,742

Exchanged from associated funds	185,548	102,682

Investment of distributions	127,527	32,435

Total	1,601,694	5,222,859

Cost of shares repurchased	(973,236)	(1,475,781)

Exchanged into associated funds	(24,198)	(591,099)

Total	(997,434)	(2,066,880)

Increase in Net Assets from Capital Share Transactions	604,260	3,155,979

Increase (Decrease) in Net Assets	(1,097,132)	1,994,704

Net Assets:

Beginning of period	4,612,490	2,617,786

End of Period*	$3,515,358	$4,612,490

*	Including undistributed/accumulated net investment income (loss) as follows:	$7,401	$(466)
See Notes to Financial Statements.

21

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds (each, a “Fund” of the Series): Seligman TargETFund Core (“TargETFund Core”), Seligman TargETFund 2015 (“TargETFund 2015”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2035 (“TargETFund 2035”) and Seligman TargETFund 2045 (“TargETFund 2045”). Each Fund of the Series offers four classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares were authorized by the Board of Directors of the Series (the “Board”) but are not currently offered.

Class A shares are sold with an initial sales charge of up to 5.75% (4.75% prior to January 7, 2008) and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans that have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Funds’ investment manager (“RiverSource” or the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid

22

Notes to Financial Statements (unaudited)

or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

On October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following risks apply to some or all of the exchange-traded funds (“ETFs”) in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds’ performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

b.

Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

23

Notes to Financial Statements (unaudited)

c.

Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2009, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

d.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

	e.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend date.

f.

Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2009.

3.	Fair Value Measurements — A summary of the value of the Funds’ investments as of March 31, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	TargETFund Core	TargETFund 2015	TargETFund 2025

Level 1 – Quoted Prices in Active Markets for Identical Investments	$49,917,352	$22,018,472	$24,396,762

Level 2 – Other Significant Observable Inputs	—	—	—

Level 3 – Significant Unobservable Inputs	—	—	—

Total	$49,917,352	$22,018,472	$24,396,762

Valuation Inputs	TargETFund 2035	TargETFund 2045

Level 1 – Quoted Prices in Active Markets for Identical Investments	$6,511,172	$3,591,167

Level 2 – Other Significant Observable Inputs	—	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$6,511,172	$3,591,167

24

Notes to Financial Statements (unaudited)

4.	Management and Distribution Services, and Other Transactions

a.

Management and Administrative Services — On November 7, 2008, RiverSource, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), announced the closing of its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“JWS”). With the Acquisition completed and shareholders of the Funds having previously approved (at a Special Meeting held in November 2008) a new Investment Management Services Agreement between RiverSource and the Funds, RiverSource is the new investment manager of the Funds effective November 7, 2008.

The Manager receives a fee (and, prior to November 7, 2008, JWS received a fee) calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds. For the six months ended March 31, 2009, RiverSource and JWS received the following management fees:

Fund	RiverSource	JWS

TargETFund Core	$109,751	$33,463

TargETFund 2015	48,345	14,839

TargETFund 2025	50,625	15,246

TargETFund 2035	12,299	3,020

TargETFund 2045	7,441	1,941

The Manager (and, prior to November 7, 2008, JWS) has contractually agreed, through at least January 31, 2015, to waive its fees and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. For the six months ended March 31, 2009, the amount of expenses reimbursed by RiverSource and JWS and the amount receivable from RiverSource at March 31, 2009 were as follows:

	RiverSource		JWS

Fund	Contractual Reimbursement	Receivable	Contractual Reimbursement

TargETFund Core	$117,717	$21,694	$25,183

TargETFund 2015	65,107	10,418	15,453

TargETFund 2025	71,476	10,980	17,674

TargETFund 2035	36,539	8,367	8,434

TargETFund 2045	32,148	6,803	7,896

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise provides the Funds with such office space, and certain administrative and other services and executive and other personnel as are necessary for the Funds’ operations. Ameriprise pays all of the compensation of Board members of the Funds who are employees or consultants of RiverSource and of the officers and other personnel of the Funds. Ameriprise has obtained Board approval to increase the fees payable by the Funds under the Administrative Services Agreement later in 2009. However, any such increase in fees will be offset by corresponding decreases in advisory fees under the Investment Management Services Agreement. Prior to November 7, 2008, administrative services were provided to the Funds by JWS as part of its former management agreement with the Funds.

25

Notes to Financial Statements (unaudited)

b.

Distribution Services — For the six months ended March 31, 2009, RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A shares. Commissions were also paid to dealers from sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions

TargETFund Core	$687	$7,071

TargETFund 2015	1,177	9,862

TargETFund 2025	1,750	11,693

TargETFund 2035	220	1,395

TargETFund 2045	825	3,397

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the six months ended March 31, 2009, fees incurred by TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 aggregated $22,985, $14,630, $15,645, $4,474 and $2,866 or 0.24%, 0.25%, 0.25%, 0.25% and 0.25%, respectively, per annum of average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the six months ended March 31, 2009, fees incurred under the Plan of up to 1% per annum of the average daily net assets of Class C shares and up to 0.50% per annum of the average daily net assets of Class R shares, were as follows:

	Class C		Class R

Fund	Amount	% of Average Net Assets	Amount	% of Average Net Assets

TargETFund Core	$150,881	1.00%	$19,761	0.50%

TargETFund 2015	58,537	1.00	3,424	0.50

TargETFund 2025	54,739	1.00	4,697	0.50

TargETFund 2035	7,142	1.00	2,420	0.50

TargETFund 2045	3,087	0.98	1,463	0.50

The Distributor and RiverSource Services, Inc. (formerly Seligman Services, Inc.), also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2009, the Distributor and RiverSource Services, Inc. received distribution and service fees as follows:

Fund	Distribution and Service Fees

TargETFund Core	$318

TargETFund 2015	151

TargETFund 2025	185

Fund	Distribution and Service Fees

TargETFund 2035	$127

TargETFund 2045	129

26

Notes to Financial Statements (unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares. For the six months ended March 31, 2009, such charges were as follows:

Fund	Amount

TargETFund Core	$10,439

TargETFund 2015	1,387

TargETFund 2025	2,416

Fund	Amount

TargETFund 2035	$134

TargETFund 2045	770

c.

Transfer Agent and Shareholder Services — For the six months ended March 31, 2009, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services the following amounts:

Fund	Amount

TargETFund Core	$97,787

TargETFund 2015	43,939

TargETFund 2025	51,540

Fund	Amount

TargETFund 2035	$12,132

TargETFund 2045	7,662

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders. For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of a Guarantor to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2009, the Series’ potential obligation under the Guaranty was $192,900. As of March 31, 2009, no event has occurred which would result in the Guarantors becoming liable to make any payment under the Guaranty. Each Fund of the Series would bear a portion of any payment made by the Series under the Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

The Funds’ Board has approved RiverSource Service Corporation (“RSC”) as the Funds’ new transfer and shareholder service agent, and the termination of the Funds’ relationship with Seligman Data Corp., the current transfer and shareholder service agent for the Funds, effective on or about June 13, 2009. RSC is an affiliate of RiverSource. The fees and expenses expected to be charged to the Funds by RSC are generally lower than the fees and expenses charged by Seligman Data Corp. Nevertheless, as a result of the termination of the relationship with Seligman Data Corp., the Funds will incur certain non-recurring charges, including charges relating to Seligman Data Corp.’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges are being incurred over a period of several months beginning January 28, 2009. Fund shareholders would bear their proportionate share of each Fund’s expenses, including the Non-Recurring Charges. For the six months ended March 31, 2009, the amount of Non-Recurring Charges and its percentage of each Fund’s average net assets were as follows:

Fund	Amount	% of Average Net Assets

TargETFund Core	$24,211	0.042

TargETFund 2015	10,696	0.042

Fund	Amount	% of Average Net Assets

TargETFund 2025	$11,231	0.043

TargETFund 2035	2,816	0.046

TargETFund 2045	1,678	0.045

27

Notes to Financial Statements (unaudited)

The amount of Non-Recurring Charges to be incurred from April 1, 2009 to June 12, 2009, is estimated to be 0.10% of each Fund’s net assets as of March 31, 2009. The Non-Recurring Charges are included in each Fund’s total expenses and are, therefore, subject to the expense limitations described above.

d.

Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Funds’ proportionate share of certain expenses of a company providing limited administrative services to the Funds and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the period from November 7, 2008 through March 31, 2009, $2,049 was paid by the Series to this company for such services.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman and RiverSource Groups of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2009, are included in accrued expenses and other liabilities as follows:

Fund	Amount

TargETFund Core	$830

TargETFund 2015	619

TargETFund 2025	601

Fund	Amount

TargETFund 2035	$414

TargETFund 2045	407

Certain officers and directors of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RiverSource Services, Inc., RSC, and/or Seligman Data Corp.

5.

Committed Line of Credit — Effective June 2008, each Fund is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds previously managed by JWS. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of participating banks. For the six months ended March 31, 2009, the Funds did not borrow from the credit facility.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009, were as follows:

Fund	Purchases	Sales

TargETFund Core	$4,578,288	$13,513,237

TargETFund 2015	2,873,815	5,266,167

TargETFund 2025	2,212,609	2,379,683

TargETFund 2035	2,310,466	435,429

TargETFund 2045	1,146,893	574,176

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

28

Notes to Financial Statements (unaudited)

The tax basis information presented is based on operating results for the six months ended March 31, 2009, and will vary from the final tax information as of the Funds’ year end.

For the TargETFund Core, the TargETFund 2015, the TargETFund 2025, the TargETFund 2035 and the TargETFund 2045, the tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $266,842, $456,393, $788,993, $401,167 and $519,351, respectively. At March 31, 2009, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost

TargETFund Core	$ 75,817,343	TargETFund 2035	$ 10,754,069

TargETFund 2015	35,352,245	TargETFund 2045	6,181,952

TargETFund 2025	42,141,803

The tax basis components of accumulated losses at March 31, 2009 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045

Gross unrealized appreciation of portfolio securities	$578,727	$85,446	$12,761	$3,583	$1,857

Gross unrealized depreciation of portfolio securities	(26,478,718)	(13,419,219)	(17,757,802)	(4,246,480)	(2,592,642)

Net unrealized depreciation of portfolio securities	(25,899,991)	(13,333,773)	(17,745,041)	(4,242,897)	(2,590,785)

Undistributed ordinary income	—	86,881	50,935	10,703	7,905

Current period accumulated net realized loss*	(3,115,060)	(2,836,329)	(898,692)	(105,781)	(184,423)

Total accumulated losses	$(29,015,051)	$(16,083,221)	$(18,592,798)	$(4,337,975)	$(2,767,303)

*

Including losses of $595,228, $1,281,280 and $90,149 for the TargETFund Core, TargETFund 2015 and TargETFund 2025, respectively, from November 1, 2007 to September 30, 2008, which were recognized on October 1, 2008 under federal income tax rules.

The tax characterization of distributions paid to shareholders was as follows:

Fund	Six Months Ended 3/31/09	Year Ended 9/30/08	Fund	Six Months Ended 3/31/09	Year Ended 9/30/08

Ordinary Income:			Long-Term Gain:

TargETFund Core	$ 745,364	$2,077,058	TargETFund Core	—	$ 96,746

TargETFund 2015	452,273	529,010	TargETFund 2015	$ 9,703	249,454

TargETFund 2025	327,859	426,100	TargETFund 2025	—	55,578

TargETFund 2035	192,042	48,563	TargETFund 2035	9,372	—

TargETFund 2045	122,979	36,935	TargETFund 2045	10,005	—

			Return of Capital:

			TargETFund 2025	—	39,199

29

Notes to Financial Statements (unaudited)

8.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

TargETFund Core

	Six Months Ended 3/31/09		Year Ended 9/30/08†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	322,479	$1,708,668	1,709,655	$13,109,967

Exchanged from associated funds	112,408	589,103	103,932	799,549

Investment of distributions	46,936	255,448	103,910	776,897

Total	481,823	2,553,219	1,917,497	14,686,413

Cost of shares repurchased	(833,878)	(4,437,946)	(2,099,513)	(16,130,309)

Exchanged into associated funds	(124,628)	(679,432)	(155,165)	(1,181,387)

Total	(958,506)	(5,117,378)	(2,254,678)	(17,311,696)

Decrease	(476,683)	$(2,564,159)	(337,181)	$(2,625,283)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	325,818	$1,772,305	931,118	$7,084,950

Exchanged from associated funds	68,212	363,329	185,386	1,435,337

Investment of distributions	56,902	310,986	88,012	646,257

Conversion from Class D*	—	—	3,202,636	25,391,734

Total	450,932	2,446,620	4,407,152	34,558,278

Cost of shares repurchased	(1,394,118)	(7,528,738)	(945,850)	(7,019,069)

Exchanged into associated funds	(165,923)	(910,806)	(189,971)	(1,457,087)

Total	(1,560,041)	(8,439,544)	(1,135,821)	(8,476,156)

Increase (decrease)	(1,109,109)	$(5,992,924)	3,271,331	$26,082,122

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	599,620	$4,731,978

Exchanged from associated funds	—	—	35,924	279,822

Investment of distributions	—	—	34,831	272,257

Total	—	—	670,375	5,284,057

Cost of shares repurchased	—	—	(1,199,336)	(9,380,519)

Exchanged into associated funds	—	—	(15,115)	(118,442)

Conversion to Class C*	—	—	(3,202,636)	(25,391,734)

Total	—	—	(4,417,087)	(34,890,695)

Decrease	—	—	(3,746,712)	$(29,606,638)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	19,347	$112,086	24,861	$189,163

Investment of distributions	986	5,417	3,238	24,326

Total	20,333	117,503	28,099	213,489

Cost of shares repurchased	(71,533)	(376,481)	(62,419)	(474,986)

Decrease	(51,200)	$(258,978)	(34,320)	$(261,497)

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	362,857	$1,959,215	965,995	$7,430,452

Exchanged from associated funds	4,287	21,628	14,256	105,972

Investment of distributions	20,387	110,950	34,538	256,468

Total	387,531	2,091,793	1,014,789	7,792,892

Cost of shares repurchased	(338,852)	(1,857,925)	(419,565)	(3,199,529)

Exchanged into associated funds	(61)	(323)	(48)	(374)

Total	(338,913)	(1,858,248)	(419,613)	(3,199,903)

Increase	48,618	$233,545	595,176	$4,592,989

See footnotes on page 34.

30

Notes to Financial Statements (unaudited)

TargETFund 2015

	Six Months Ended 3/31/09		Year Ended 9/30/08†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	346,883	$1,751,742	634,027	$5,075,496

Exchanged from associated funds	66,539	361,508	15,728	130,931

Investment of distributions	41,210	219,238	40,109	337,717

Total	454,632	2,332,488	689,864	5,544,144

Cost of shares repurchased	(577,031)	(2,949,756)	(533,429)	(4,312,600)

Exchanged into associated funds	(104,097)	(528,796)	(51,941)	(444,142)

Total	(681,128)	(3,478,552)	(585,370)	(4,756,742)

Increase (decrease)	(226,496)	$(1,146,064)	104,494	$787,402

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,608,665	$648,545	361,674	$2,913,446

Exchanged from associated funds	53,804	292,670	13,991	113,548

Investment of distributions	36,691	192,628	27,480	230,011

Conversion from Class D*	—	—	845,947	7,113,076

Total	1,699,160	1,133,843	1,249,092	10,370,081

Cost of shares repurchased	(1,880,663)	(2,031,163)	(471,556)	(3,774,884)

Exchanged into associated funds	(90,669)	(477,009)	(119,740)	(935,334)

Total	(1,971,332)	(2,508,172)	(591,296)	(4,710,218)

Increase (decrease)	(272,172)	$(1,374,329)	657,796	$5,659,863

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	167,813	$1,442,169

Exchanged from associated funds	—	—	19,160	152,183

Investment of distributions	—	—	14,681	122,879

Total	—	—	201,654	1,717,231

Cost of shares repurchased	—	—	(309,915)	(2,572,348)

Exchanged into associated funds	—	—	(41,784)	(342,586)

Conversion to Class C*	—	—	(845,947)	(7,113,076)

Total	—	—	(1,197,646)	(10,028,010)

Decrease	—	—	(995,992)	$(8,310,779)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,732	$14,968	17,219	$143,113

Investment of distributions	1,249	6,693	2,167	18,337

Total	3,981	21,661	19,386	161,450

Cost of shares repurchased	(56,170)	(290,464)	(35,673)	(299,162)

Decrease	(52,189)	$(268,803)	(16,287)	$(137,712)

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	120,350	$636,927	182,921	$1,503,552

Exchanged from associated funds	—	—	17,430	136,126

Investment of distributions	5,183	27,472	2,719	22,870

Total	125,533	664,399	203,070	1,662,548

Cost of shares repurchased	(23,460)	(110,627)	(62,352)	(472,914)

Exchanged into associated funds	(38,560)	(180,075)	(9,585)	(73,328)

Total	(62,020)	(290,702)	(71,937)	(546,242)

Increase	63,513	$373,697	131,133	$1,116,306

See footnotes on page 34.

31

Notes to Financial Statements (unaudited)

TargETFund 2025

	Six Months Ended 3/31/09		Year Ended 9/30/08†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	387,020	$1,905,598	1,045,481	$8,783,925

Exchanged from associated funds	77,166	426,089	129,538	1,151,906

Investment of distributions	31,657	163,981	25,433	225,082

Total	495,843	2,495,668	1,200,452	10,160,913

Cost of shares repurchased	(371,374)	(1,847,343)	(405,027)	(3,353,952)

Exchanged into associated funds	(81,533)	(412,688)	(82,436)	(644,690)

Total	(452,907)	(2,260,031)	(487,463)	(3,998,642)

Increase	42,936	$235,637	712,989	$6,162,271

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,634,435	$1,063,806	418,179	$3,486,150

Exchanged from associated funds	48,575	255,220	70,828	595,604

Investment of distributions	23,100	117,808	15,477	135,575

Conversion from Class D*	—	—	931,190	8,099,463

Total	1,706,110	1,436,834	1,435,674	12,316,792

Cost of shares repurchased	(1,846,615)	(2,111,020)	(380,915)	(3,083,686)

Exchanged into associated funds	(95,742)	(468,397)	(84,557)	(698,187)

Total	(1,942,357)	(2,579,417)	(465,472)	(3,781,873)

Increase (decrease)	(236,247)	$(1,142,583)	970,202	$8,534,919

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	163,574	$1,426,017

Exchanged from associated funds	—	—	7,192	61,392

Investment of distributions	—	—	10,337	90,552

Total	—	—	181,103	1,577,961

Cost of shares repurchased	—	—	(294,551)	(2,449,665)

Exchanged into associated funds	—	—	(40,134)	(351,236)

Conversion to Class C*	—	—	(931,191)	(8,099,463)

Total	—	—	(1,265,876)	(10,900,364)

Decrease	—	—	(1,084,773)	$(9,322,403)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,468	$50,710	51,992	$442,872

Investment of distributions	2,372	12,360	2,494	22,146

Total	11,840	63,070	54,486	465,018

Cost of shares repurchased	(103,491)	(499,551)	(74,383)	(621,203)

Decrease	(91,651)	$(436,481)	(19,897)	$(156,185)

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	176,427	$882,018	250,001	$2,150,559

Exchanged from associated funds	—	—	19,988	160,706

Investment of distributions	4,393	22,624	2,108	18,573

Total	180,820	904,642	272,097	2,329,838

Cost of shares repurchased	(14,898)	(77,037)	(32,724)	(272,146)

Increase	165,922	$27,605	239,373	$2,057,692

See footnotes on page 34.

32

Notes to Financial Statements (unaudited)

TargETFund 2035

	Six Months Ended 3/31/09		Year Ended 9/30/08†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	242,021	$1,284,984	381,376	$3,329,282

Exchanged from associated funds	53,287	303,142	18,302	157,679

Investment of distributions	21,072	112,313	2,955	27,596

Total	316,380	1,700,439	402,633	3,514,557

Cost of shares repurchased	(116,959)	(614,914)	(61,464)	(539,281)

Exchanged into associated funds	(28,314)	(141,434)	(2,888)	(26,637)

Total	(145,273)	(756,348)	(64,352)	(565,918)

Increase	171,107	$944,091	338,281	$2,948,639

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	88,436	$449,377	99,487	$875,634

Exchanged from associated funds	54,800	304,947	14,807	122,682

Investment of distributions	8,368	44,102	993	9,236

Conversion from Class D*	—	—	69,808	642,627

Total	151,604	798,426	185,095	1,650,179

Cost of shares repurchased	(37,407)	(198,773)	(14,239)	(122,032)

Exchanged into associated funds	(12,644)	(74,443)	(51,720)	(428,718)

Total	(50,051)	(273,216)	(65,959)	(550,750)

Increase	101,553	$525,210	119,136	$1,099,429

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	47,198	$445,595

Investment of distributions	—	—	355	3,304

Total	—	—	47,553	448,899

Cost of shares repurchased	—	—	(2,287)	(20,761)

Conversion to Class C*	—	—	(69,808)	(642,627)

Total	—	—	(72,095)	(663,388)

Decrease	—	—	(24,542)	$(214,489)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,862	$10,669	25,925	$250,776

Investment of distributions	1,070	5,717	395	3,691

Total	2,932	16,386	26,320	254,467

Cost of shares repurchased	(18,670)	(92,200)	(17,017)	(143,560)

Increase (decrease)	(15,738)	$(75,814)	9,303	$110,907

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	128,093	$691,341	129,195	$1,142,968

Exchanged from associated funds	—	—	20,596	174,448

Investment of distributions	6,697	35,630	316	2,951

Total	134,790	726,971	150,107	1,320,367

Cost of shares repurchased	(54,999)	(264,243)	(36,461)	(302,337)

Exchanged into associated funds	—	—	(16)	(133)

Total	(54,999)	(264,243)	(36,477)	(302,470)

Increase	79,791	$462,728	113,630	$1,017,897

See footnotes on page 34.

33

Notes to Financial Statements (unaudited)

TargETFund 2045

	Six Months Ended 3/31/09		Year Ended 9/30/08†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	111,734	$582,743	322,672	$2,813,212

Exchanged from associated funds	25,126	145,444	7,033	64,241

Investment of distributions	14,729	77,918	1,823	17,025

Total	151,589	806,105	331,528	2,894,478

Cost of shares repurchased	(88,851)	(448,460)	(71,152)	(602,824)

Exchanged into associated funds	(3,812)	(18,582)	—	—

Total	(92,663)	(467,042)	(71,152)	(602,824)

Increase	58,926	$339,063	260,376	$2,291,654

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	40,133	$11,422	21,135	$179,907

Exchanged from associated funds	6,987	40,104	4,344	36,941

Investment of distributions	3,260	17,081	326	3,030

Conversion from Class D*	—	—	86,887	801,460

Total	50,380	268,607	112,692	1,021,338

Cost of shares repurchased	(45,804)	(236,845)	(30,085)	(256,612)

Exchanged into associated funds	(1,102)	(5,616)	(9,185)	(75,528)

Total	(46,906)	(242,461)	(39,270)	(332,140)

Increase	3,474	$26,146	73,422	$689,198

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	68,858	$646,552

Exchanged from associated funds	—	—	150	1,500

Investment of distributions	—	—	325	3,023

Total	—	—	69,333	651,075

Cost of shares repurchased	—	—	(5,825)	(50,466)

Exchanged into associated funds	—	—	(1,336)	(13,121)

Conversion to Class C*	—	—	(86,981)	(801,460)

Total	—	—	(94,142)	(865,047)

Decrease	—	—	(24,809)	$(213,972)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,712	$15,613	68,684	$617,457

Investment of distributions	1,736	9,217	629	5,869

Total	4,448	24,830	69,313	623,326

Cost of shares repurchased	(36,110)	(166,109)	(55,722)	(485,278)

Increase (decrease)	(31,662)	$(141,279)	13,591	$138,048

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	92,201	$478,841	96,497	$830,614

Investment of distributions	4,406	23,311	373	3,488

Total	96,607	502,152	96,870	834,102

Cost of shares repurchased	(27,370)	(121,822)	(9,900)	(80,601)

Exchanged into associated funds	—	—	(59,251)	(502,450)

Total	(27,370)	(121,822)	(69,151)	(583,051)

Increase	69,237	$380,330	27,719	$251,051

†	October 1, 2007 to May 16, 2008, in the case of Class D shares.

*	Effective May 16, 2008, Class D shares converted to Class C shares.

34

Notes to Financial Statements (unaudited)

9.

Information Regarding Pending and Settled Legal Proceedings — In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was a fund of Seligman TargetHorizon ETF Portfolios. The settlement payments are reflected in the net asset values of those four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an Independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Information regarding certain legal proceedings may be found in the RiverSource and Seligman Funds’ shareholder reports and SAIs.

See footnote on page 36.

35

Notes to Financial Statements (unaudited)

Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.

Recent Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133,” which requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

36

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, fees or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year. The ratios of expenses to average net assets and of net investment income (loss) to average net assets do not reflect the expenses of underlying ETFs in which a Fund invests.

TargETFund Core

CLASS A

	Six Months Ended 3/31/09	Year Ended September 30,
				10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$6.79	$8.18	$7.60	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.08	0.21	0.17	0.17

Net realized and unrealized gain (loss) on investments	(1.75)	(1.38)	0.60	0.43

Total from Investment Operations	(1.67)	(1.17)	0.77	0.60

Less Distributions:

Dividends from net investment income	(0.06)	(0.21)	(0.17)	(0.14)

Distributions from net realized capital gain	—	(0.01)	(0.02)		ø

Total Distributions	(0.06)	(0.22)	(0.19)	(0.14)

Net Asset Value, End of Period	$5.06	$6.79	$8.18	$7.60

Total Return	(24.32)%	(14.56)%	10.14%	8.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$16.616	$25,512	$33,497	$15,505

Ratio of expenses to average net assets	0.97%†	0.96%	0.97%	0.98	%†

Ratio of net investment income to average net assets	2.94%†	2.80%	2.06%	2.34	%†

Portfolio turnover rate	7.70%	45.75%	33.35%	21.70%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.42%#	1.16%	1.16%	1.51	%†

Ratio of net investment income to average net assets	2.49%#	2.60%	1.87%	1.81	%†

See footnotes on page 52.

37

Financial Highlights (unaudited)

TargETFund Core

CLASS C

	Six Months Ended 3/31/09	Year Ended September 30,
				10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$6.79	$8.18	$7.61	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.06	0.15	0.10	0.12

Net realized and unrealized gain (loss) on investments	(1.73)	(1.38)	0.60	0.44

Total from Investment Operations	(1.67)	(1.23)	0.70	0.56

Less Distributions:

Dividends from net investment income	(0.05)	(0.15)	(0.11)	(0.09)

Distributions from net realized capital gain	—	(0.01)	(0.02)		ø

Total Distributions	(0.05)	(0.16)	(0.13)	(0.09)

Net Asset Value, End of Period	$5.07	$6.79	$8.18	$7.61

Total Return	(24.47)%	(15.21)%	9.20%	8.03%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$25,644	$41,903	$23,725	$12,350

Ratio of expenses to average net assets	1.73%†	1.73%	1.73%	1.73	%†

Ratio of net investment income to average net assets	2.19%†	2.03%	1.30%	1.59	%†

Portfolio turnover rate	7.70%	45.75%	33.35%	21.70%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.18%#	1.93%	1.92%	2.26	%†

Ratio of net investment income to average net assets	1.73%#	1.83%	1.11%	1.06	%†

See footnotes on page 52.

38

Financial Highlights (unaudited)

TargETFund Core

CLASS I

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$6.79	$8.18	$7.61	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.09	0.24	0.19	0.20

Net realized and unrealized gain (loss) on investments	(1.76)	(1.39)	0.60	0.43

Total from Investment Operations	(1.67)	(1.15)	0.79	0.63

Less Distributions:

Dividends from net investment income	(0.06)	(0.23)	(0.20)	(0.16)

Distributions from net realized capital gain	—	(0.01)	(0.02)		ø

Total Distributions	(0.06)	(0.24)	(0.22)	(0.16)

Net Asset Value, End of Period	$5.06	$6.79	$8.18	$7.61

Total Return	(24.20)%	(14.28)%	10.43%	9.03%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$124	$513	$899	$660

Ratio of expenses to average net assets	0.61%†	0.61%	0.61%	0.61	%†

Ratio of net investment income to average net assets	3.30%†	3.15%	2.42%	2.71	%†

Portfolio turnover rate	7.70%	45.75%	33.35%	21.70%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.19%#	1.44%	0.97%	0.90	%†

Ratio of net investment income to average net assets	1.72%#	2.32%	2.06%	2.42	%†

See footnotes on page 52.

39

Financial Highlights (unaudited)

TargETFund Core

CLASS R

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$6.78	$8.17	$7.59	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.07	0.19	0.14	0.15

Net realized and unrealized gain (loss) on investments	(1.73)	(1.38)	0.60	0.43

Total from Investment Operations	(1.66)	(1.19)	0.74	0.58

Less Distributions:

Dividends from net investment income	(0.06)	(0.19)	(0.14)	(0.13)

Distributions from net realized capital gain	—	(0.01)	(0.02)		ø

Total Distributions	(0.06)	(0.20)	(0.16)	(0.13)

Net Asset Value, End of Period	$5.06	$6.78	$8.17	$7.59

Total Return	(24.32)%	(14.80)%	9.82%	8.32%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,635	$9,904	$7,069	$1,242

Ratio of expenses to average net assets	1.23%†	1.23%	1.23%	1.23	%†

Ratio of net investment income to average net assets	2.68%†	2.53%	1.80%	2.09	%†

Portfolio turnover rate	7.70%	45.75%	33.35%	21.70%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.68%#	1.43%	1.42%	1.76	%†

Ratio of net investment income to average net assets	2.23%#	2.33%	1.61%	1.56	%†

See footnotes on page 52.

40

Financial Highlights (unaudited)

TargETFund 2015

CLASS A

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.10	$8.91	$7.86	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.07	0.13	0.10	0.08

Net realized and unrealized gain (loss) on investments	(2.25)	(1.78)	1.03	0.69

Total from Investment Operations	(2.18)	(1.65)	1.13	0.77

Less Distributions:

Dividends from net investment income	(0.10)	(0.09)	(0.07)	(0.05)

Distributions from net realized capital gain	øø	(0.07)	(0.01)	—

Total Distributions	(0.10)	(0.16)	(0.08)	(0.05)

Net Asset Value, End of Period	$4.82	$7.10	$8.91	$7.86

Total Return	(30.82)%	(18.82)%	14.53%	10.78%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10.448	$17,022	$20,413	$9,452

Ratio of expenses to average net assets	0.98%†	0.96%	0.96%	0.98	%†

Ratio of net investment income to average net assets	2.75%†	1.66%	1.20%	1.12	%†

Portfolio turnover rate	10.91%	70.11%	18.73%	11.63%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.57%#	1.24%	1.27%	1.88	%†

Ratio of net investment income to average net assets	2.16%#	1.38%	0.89%	0.22	%†

See footnotes on page 52.

41

Financial Highlights (unaudited)

TargETFund 2015

CLASS C

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data

Net Asset Value, Beginning of Period	$7.02	$8.85	$7.84	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.05	0.07	0.04	0.03

Net realized and unrealized gain (loss) on investments	(2.23)	(1.75)	1.02	0.71

Total from Investment Operations	(2.18)	(1.68)	1.06	0.74

Less Distributions:

Dividends from net investment income	(0.09)	(0.08)	(0.04)	(0.04)

Distributions from net realized capital gain	øø	(0.07)	(0.01)	—

Total Distributions	(0.09)	(0.15)	(0.05)	(0.04)

Net Asset Value, End of Period	$4.75	$7.02	$8.85	$7.84

Total Return	(31.19)%	(19.33)%	13.56%	10.43%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,119	$16,784	$15,347	$8,506

Ratio of expenses to average net assets	1.73%†	1.73%	1.73%	1.73	%†

Ratio of net investment income to average net assets	2.00%†	0.89%	0.43%	0.37	%†

Portfolio turnover rate	10.89%	70.11%	18.73%	11.63%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.32%#	2.01%	2.04%	2.63	%†

Ratio of net investment income (loss) to average net assets	1.41%#	0.61%	0.12%	(0.53	)%†

See footnotes on page 52.

42

Financial Highlights (unaudited)

TargETFund 2015

CLASS I

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.16	$8.95	$7.88	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.09	0.16	0.13	0.11

Net realized and unrealized gain (loss) on investments	(2.28)	(1.78)	1.03	0.68

Total from Investment Operations	(2.19)	(1.62)	1.16	0.79

Less Distributions:

Dividends from net investment income	(0.11)	(0.10)	(0.08)	(0.05)

Distributions from net realized capital gain	øø	(0.07)	(0.01)	—

Total Distributions	(0.11)	(0.17)	(0.09)	(0.05)

Net Asset Value, End of Period	$4.86	$7.16	$8.95	$7.88

Total Return	(30.78)%	(18.42)%	14.84%	11.11%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$156	$604	$901	$680

Ratio of expenses to average net assets	0.61%†	0.61%	0.61%	0.61	%†

Ratio of net investment income to average net assets	3.12%†	2.01%	1.55%	1.49	%†

Portfolio turnover rate	10.91%	70.11%	18.73%	11.63%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.67%#	1.09%	1.01%	1.02	%†

Ratio of net investment income to average net assets	2.06%#	1.53%	1.15%	1.08	%†

See footnotes on page 52.

43

Financial Highlights (unaudited)

TargETFund 2015

CLASS R

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.08	$8.89	$7.85	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.06	0.11	0.08	0.06

Net realized and unrealized gain (loss) on investments	(2.24)	(1.76)	1.03	0.70

Total from Investment Operations	(2.18)	(1.65)	1.11	0.76

Less Distributions:

Dividends from net investment income	(0.10)	(0.09)	(0.06)	(0.05)

Distributions from net realized capital gain	øø	(0.07)	(0.01)	—

Total Distributions	(0.10)	(0.16)	(0.07)	(0.05)

Net Asset Value, End of Period	$4.80	$7.08	$8.89	$7.85

Total Return	(30.96)%	(18.89)%	14.20%	10.63%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,284	$1,446	$650	$16

Ratio of expenses to average net assets	1.23%†	1.23%	1.23%	1.23	%†

Ratio of net investment income to average net assets	2.50%†	1.39%	0.93%	0.87	%†

Portfolio turnover rate	10.91%	70.11%	18.73%	11.63%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.82%#	1.51%	1.54%	2.13	%†

Ratio of net investment income (loss) to average net assets	1.91%#	1.11%	0.62%	(0.03	)%†

See footnotes on page 52.

44

Financial Highlights (unaudited)

TargETFund 2025

CLASS A

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.14	$9.26	$7.87	$7.14

Income (Loss) from Investment Operations:

Net investment income (loss)	0.08	0.07	0.05	0.03

Net realized and unrealized gain (loss) on investments	(2.41)	(2.08)	1.40	0.74

Total from Investment Operations	(2.33)	(2.01)	1.45	0.77

Less Distributions:

Dividends from net investment income	(0.07)	(0.05)	(0.05)	—

Distributions from net realized capital gain	—	(0.05)	(0.01)	(0.04)

Return of capital	—	(0.01)	—	—

Total Distributions	(0.07)	(0.11)	(0.06)	(0.04)

Net Asset Value, End of Period	$4.74	$7.14	$9.26	$7.87

Total Return	(32.74)%	(21.91)%	18.53%	10.87%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,002	$17,771	$16,464	$6,564

Ratio of expenses to average net assets	0.98%†	0.97%	0.97%	0.98	%†

Ratio of net investment income to average net assets	3.19%†	0.86%	0.59%	0.34	%†

Portfolio turnover rate	8.02%	60.69%	11.66%	16.54%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.61%#	1.28%	1.34%	2.01	%†

Ratio of net investment income (loss) to average net assets	2.56%#	0.55%	0.22%	(0.69	)%†

See footnotes on page 52.

45

Financial Highlights (unaudited)

TargETFund 2025

CLASS C

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.02	$9.17	$7.84	$7.14

Income (Loss) from Investment Operations:

Net investment income (loss)	0.06	0.01	(0.02)	(0.03)

Net realized and unrealized gain (loss) on investments	(2.36)	(2.07)	1.40	0.77

Total from Investment Operations	(2.30)	(2.06)	1.38	0.74

Less Distributions:

Dividends from net investment income	(0.06)	(0.03)	—	—

Distributions from net realized capital gain	—	(0.05)	(0.05)	(0.04)

Return of capital	—	(0.01)	—	—

Total Distributions	(0.06)	(0.09)	(0.05)	(0.04)

Net Asset Value, End of Period	$4.66	$7.02	$9.17	$7.84

Total Return	(32.88)%	(22.61)%	17.63%	10.42%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,075	$16,235	$12,303	$6,412

Ratio of expenses to average net assets	1.73%†	1.73%	1.73%	1.73%†

Ratio of net investment income (loss) to average net assets	2.44%†	0.10%	(0.17)%	(0.41)%†

Portfolio turnover rate	8.02%	60.69%	11.66%	16.54%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.36%#	2.04%	2.10%	2.76%†

Ratio of net investment income (loss) to average net assets	1.81%#	(0.21)%	(0.54)%	(1.44)%†

See footnotes on page 52.

46

Financial Highlights (unaudited)

TargETFund 2025

CLASS I

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.18	$9.30	$7.88	$7.14

Income (Loss) from Investment Operations:

Net investment income (loss)	0.10	0.10	0.08	0.05

Net realized and unrealized gain (loss) on investments	(2.43)	(2.10)	1.41	0.73

Total from Investment Operations	(2.33)	(2.00)	1.49	0.78

Less Distributions:

Dividends from net investment income	(0.07)	(0.06)	(0.06)	—

Distributions from net realized capital gain	—	(0.05)	(0.01)	(0.04)

Return of capital	—	(0.01)	—	—

Total Distributions	(0.07)	(0.12)	(0.07)	(0.04)

Net Asset Value, End of Period	$4.78	$7.18	$9.30	$7.88

Total Return	(32.49)%	(21.75)%	19.01%	11.05%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$396	$1,254	$1,809	$1,209

Ratio of expenses to average net assets	0.61%†	0.61%	0.61%	0.61	%†

Ratio of net investment income (loss) to average net assets	3.56%†	1.22%	0.95%	0.71	%†

Portfolio turnover rate	8.02%	60.69%	11.66%	16.54%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.23%#	0.90%	0.97%	1.02	%†

Ratio of net investment income (loss) to average net assets	2.94%#	0.93%	0.59%	0.31	%†

See footnotes on page 52.

47

Financial Highlights (unaudited)

TargETFund 2025

CLASS R

	Six Months Ended 3/31/09	Year Ended September 30,		10/3/05* to 9/30/06

		2008	2007

Per Share Data:

Net Asset Value, Beginning of Period	$7.10	$9.23	$7.86	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.07	0.05	0.03	0.01

Net realized and unrealized gain (loss) on investments	(2.40)	(2.07)	1.40	0.75

Total from Investment Operations	(2.33)	(2.02)	1.43	0.76

Less Distributions:

Dividends from net investment income	(0.06)	(0.05)	(0.03)	—

Distributions from net realized capital gain	—	(0.05)	(0.03)	(0.04)

Return of capital	—	(0.01)	—	—

Total Distributions	(0.06)	(0.11)	(0.06)	(0.04)

Net Asset Value, End of Period	$4.71	$7.10	$9.23	$7.86

Total Return	(32.84)%	(22.12)%	18.27%	10.72%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,181	$2,109	$534	$14

Ratio of expenses to average net assets	1.23%†	1.23%	1.23%	1.23	%†

Ratio of net investment income to average net assets	2.94%†	0.60%	0.33%	0.09	%†

Portfolio turnover rate	8.02%	60.69%	11.66%	16.54%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.86%#	1.54%	1.60%	2.26	%†

Ratio of net investment income (loss) to average net assets	2.31%#	0.29%	(0.04)%	(0.94	)%†

See footnotes on page 52.

48

Financial Highlights (unaudited)

TargETFund 2035

	CLASS A				CLASS C

	Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07		Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07

Per Share Data:

Net Asset Value, Beginning of Period	$7.45	$9.74	$8.10		$7.38	$9.70	$8.10

Income (Loss) from Investment Operations:

Net investment income (loss)	0.10	0.06	0.14		0.08	(0.01)	0.07

Net realized and unrealized gain (loss) on investments	(2.45)	(2.26)	1.55		(2.43)	(2.24)	1.56

Total from Investment Operations	(2.35)	(2.20)	1.69		(2.35)	(2.25)	1.63

Less Distributions:

Dividends from net investment income	(0.09)	(0.08)	(0.05)		(0.08)	(0.06)	(0.03)

Dividends in excess of net investment income	—	(0.01)	—		—	(0.01)	—

Distributions from net realized capital gain	(0.09)	—	—		(0.09)	—	—

Total Distributions	(0.18)	(0.09)	(0.05)		(0.17)	(0.07)	(0.03)

Net Asset Value, End of Period	$4.92	$7.45	$9.74		$4.86	$7.38	$9.70

Total Return	(31.79)%	(22.78)%	20.97%		(32.10)%	(23.34)%	20.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,768	$4,436	$2,500		$328	$1,669	$1,038

Ratio of expenses to average net assets	0.98%†	0.98%	0.14	%†	1.73%†	1.73%	0.35	%†

Ratio of net investment income (loss) to average net assets	3.94%†	0.68%	1.20	%†	3.19%†	(0.07)%	0.99	%†

Portfolio turnover rate	6.87%	37.95%	3.49%		6.87%	37.95%	3.49%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.40%#	2.22%	6.48	%†	3.15%#	2.97%	7.23	%†

Ratio of net investment income (loss) to average net assets	2.52%#	(0.56)%	(5.14	)%†	1.77%#	(1.31)%	(5.89	)%†

See footnotes on page 52.

49

Financial Highlights (unaudited)

TargETFund 2035

	CLASS I				CLASS R

	Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07		Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07

Per Share Data:

Net Asset Value, Beginning of Period	$7.47	$9.74	$8.10		$7.44	$9.74	$8.10

Income (Loss) from Investment Operations:

Net investment income	0.12	0.09	0.17		0.10	0.04	0.11

Net realized and unrealized gain (loss) on investments	(2.46)	(2.26)	1.53		(2.45)	(2.25)	1.57

Total from Investment Operations	(2.34)	(2.17)	1.70		(2.35)	(2.21)	1.68

Less Distributions:

Dividends from net investment income	(0.10)	(0.10)	(0.06)		(0.09)	(0.04)	(0.04)

Dividends in excess of net investment income	—	—	—		—	(0.05)	—

Distributions from net realized capital gain	(0.09)	—	—		(0.09)	—	—

Total Distributions	(0.19)	(0.10)	(0.06)		(0.18)	(0.09)	(0.04)

Net Asset Value, End of Period	$4.94	$7.47	$9.74		$4.91	$7.44	$9.74

Total Return	(31.64)%	(22.51)%	21.04%		(31.87)%	(22.92)%	20.84%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$72	$227	$205		$988	$905	$77

Ratio of expenses to average net assets	0.61%†	0.61%	0.00	%†	1.23%†	1.23%	0.00	%†

Ratio of net investment income to average net assets	4.31%†	1.05%	2.53	%†	3.69%†	0.43%	1.47	%†

Portfolio turnover rate	6.87%	37.95%	3.49%		6.87%	37.95%	3.49%

Without expense reimbursement:††

Ratio of expenses to average net assets	2.09%#	1.46%	2.98	%†	2.65%#	2.47%	6.72	%†

Ratio of net investment income (loss) to average net assets	2.83%#	0.20%	(1.64	)%†	2.27%#	(0.81)%	(5.38	)%†

See footnotes on page 52.

50

Financial Highlights (unaudited)

TargETFund 2045

	CLASS A				CLASS C

	Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07		Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07

Per Share Data:

Net Asset Value, Beginning of Period	$7.46	$9.74	$8.10		$7.39	$9.70	$8.10

Income (Loss) from Investment Operations:

Net investment income	0.10	0.06	0.07		0.08	—	—

Net realized and unrealized gain (loss) on investments	(2.48)	(2.25)	1.62		(2.46)	(2.24)	1.63

Total from Investment Operations	(2.38)	(2.19)	1.69		(2.38)	(2.24)	1.63

Less Distributions:

Dividends from net investment income	(0.09)	(0.07)	(0.05)		(0.08)	—	—

Dividends in excess of net investment income	—	(0.01)	—		—	(0.06)	(0.03)

Distributions from net realized capital gain	(0.09)	(0.01)	—		(0.09)	(0.01)	—

Total Distributions	(0.18)	(0.09)	(0.05)		(0.17)	(0.07)	(0.03)

Net Asset Value, End of Period	$4.90	$7.46	$9.74		$4.84	$7.39	$9.70

Total Return	(31.98)%	(22.70)%	20.97%		(32.29)%	(23.22)%	20.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,250	$2,987	$1,365		$117	$839	$389

Ratio of expenses to average net assets	0.98%†	0.96%	0.63	%†	1.71%†	1.70%	1.29	%†

Ratio of net investment income (loss) to average net assets	3.92%†	0.73%	0.71	%†	3.19%†	(0.01)%	0.05	%†

Portfolio turnover rate	14.63%	48.07%	34.04%		14.63%	48.07%	34.04%

Without expense reimbursement:††

Ratio of expenses to average net assets	3.13%#	2.72%	11.04	%†	3.86%#	3.47%	11.78	%†

Ratio of net investment income (loss) to average net assets	1.77%#	(1.03)%	(9.70	)%†	1.04%#	(1.78)%	(10.44	)%†

See footnotes on page 52.

51

Financial Highlights (unaudited)

TargETFund 2045

	CLASS I				CLASS R

	Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07		Six Months Ended 3/31/09	Year Ended 9/30/08	10/2/06** to 9/30/07

Per Share Data:

Net Asset Value, Beginning of Period	$7.48	$9.74	$8.10		$7.45	$9.74	$8.10

Income (Loss) from Investment Operations:

Net investment income	0.12	0.10	0.10		0.09	0.04	0.05

Net realized and unrealized gain (loss) on investments	(2.49)	(2.27)	1.60		(2.47)	(2.25)	1.63

Total from Investment Operations	(2.37)	(2.17)	1.70		(2.38)	(2.21)	1.68

Less Distributions:

Dividends from net investment income	(0.10)	(0.08)	(0.06)		(0.09)	(0.05)	(0.04)

Dividends in excess of net investment income	—	—	—		—	(0.02)	—

Distributions from net realized capital gain	(0.09)	(0.01)	—		(0.09)	(0.01)	—

Total Distributions	(0.19)	(0.09)	(0.06)		(0.18)	(0.08)	(0.04)

Net Asset Value, End of Period	$4.92	$7.48	$9.74		$4.89	$7.45	$9.74

Total Return	(31.83)%	(22.45)%	21.04%		(32.07)%	(22.85)%	20.84%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$78	$355	$330		$621	$431	$294

Ratio of expenses to average net assets	0.61%†	0.58%	0.20	%†	1.23%†	1.20%	0.60	%†

Ratio of net investment income to average net assets	4.29%†	1.11%	1.14	%†	3.67%†	0.49%	0.74	%†

Portfolio turnover rate	14,63%	48.07%	34.04%		14,63%	48.07%	34.04%

Without expense reimbursement:††

Ratio of expenses to average net assets	1.80%#	1.44%	3.78	%†	3.38%#	2.97%	11.28	%†

Ratio of net investment income (loss) to average net assets	3.10%#	0.25%	(2.44	)%†	1.52%#	(1.28)%	(9.94	)%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
**	Commencement of operations. Total return is calculated from the opening of business on October 2, 2006.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
#	Annualized except for the Non-Recurring Charges (Note 4c) which have not been annualized, as they represent a one-time occurrence.
ø	A short-term gain of $0.004 per share was paid.
øø	A long-term gain of $0.002 per share was paid.
See Notes to Financial Statements.

52

Proxy Results

Shareholders of Seligman TargetHorizon ETF Portfolios, Inc. voted on the following proposals at the Special Meeting of Shareholders held on November 3, 2008 and November 6, 2008. The description of each proposal and number of shares voted are as follows:

Proposal 1

To consider and vote upon the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

TargETFund Core
For	Against	Abstain

5,118,128.955	249,220.128	254,182.956

TargETFund 2015
For	Against	Abstain

2,243,824.637	102,131.548	196.810

TargETFund 2025
For	Against	Abstain

2,869,876.629	150,829.016	97,541.512

TargETFund 2035
For	Against	Abstain

364,031.988	2,585.000	7,506.000

TargETFund 2045
For	Against	Abstain

281,860.632	1,573.000	8,332.955

Proposal 2

To elect 10 directors to the Board:

	For	Withheld

Kathleen Blatz	13,472,755.327	1,096,654.352

Arne H. Carlson	13,470,420.327	1,098,989.352

Pamela G. Carlton	13,474,260.873	1,095,148.806

Patricia M. Flynn	13,471,915.873	1,097,493.806

Anne P. Jones	13,463,412.327	1,105,997.352

Jeffrey Laikind	13,471,925.873	1,097,483.806

Stephen R. Lewis, Jr.	13,478,933.873	1,090,475.806

Catherine James Paglia	13,471,915.873	1,097,493.806

Alison Taunton-Rigby	13,471,915.873	1,097,493.806

William F. Truscott	13,481,268.873	1,088,140.806

53

Additional Series Information

Fund Symbols
TargETFund Core
Class A: SHVAX
Class C: SHVCX
Class R: SHVRX

TargETFund 2015
Class A: STJAX
Class C: STJCX
Class R: STJRX

TargETFund 2025
Class A: STKAX
Class C: STKCX
Class R: STKRX

TargETFund 2035
Class A: STZAX
Class C: STZCX
Class R: STZRX

TargETFund 2045
Class A: STQAX
Class C: STQCX
Class R: STQRX

Manager
From November 7, 2008:
RiverSource Investments, LLC
200 Ameriprise Financial Center
Minneapolis, MN 55474

Until November 6, 2008:
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

General Distributor
RiverSource Fund Distributors, Inc.
(formerly Seligman Advisors, Inc.)
50611 Ameriprise Financial Center
Minneapolis, MN 55474

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940-9759

Important Telephone Numbers
(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the
United States
(800) 622-4597	24-Hour Automated
Telephone Access
Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Series’ independent registered public accounting firm for the 2009 fiscal year. A majority of the Series’ Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm’s report on the Funds’ financial statements for the year ended September 30, 2008 and the year ended September 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

54

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

This report is intended only for the information of
shareholders or those who have received the offering
prospectus covering shares of the Funds of Seligman
TargetHorizon ETF Portfolios, Inc., which contains infor-
mation about the investment objectives, risks, charges,
and expenses of the Funds, each of which should be
considered carefully before investing or sending money.

ETF3 3/09

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting was held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	June 8, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	June 8, 2009

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.